Significant Accounting Policies (Details Narrative) - USD ($)			12 Months Ended
	Apr. 10, 2024	Aug. 02, 2018	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment [Line Items]
Retained deficit			$ 263,468,728	$ 235,132,590
Working capital			14,500,000
Net loss			28,221,605	25,563,699
Loss from operations			18,162,292	17,650,843
Concentration risk credit risk uninsured deposits	13,356
Marketable securities			0	0
Allowance for doubtful accounts			22,016
Prepaid advertising credits			2,000,000		$ 4,745,000	$ 4,745,000
Decrease in prepaid expenses			4,745,000
Reserve for loss of prepaid advertising credits			4,745,000
Prepaid expense current			14,449,333	19,020,159
Advertising costs			$ 104,000	377,000
Description of income tax likelihood of unfavourable settlement			on the basis of a two-step process in which (i) the Company determines whether it is more likely than not that the tax positions will be sustained on the basis of the technical merits of the position; and (ii) for those tax positions that meet the more likely than not recognition threshold, the Company recognizes the largest amount of tax benefit that is more than 50 percent likely to be realized upon ultimate settlement with the related tax authority.
AutoLotto [Member]
Property, Plant and Equipment [Line Items]
Outstanding shares percentage		4.00%
Ownership percentage		20.00%
Class A-1 Common Stock [Member]
Property, Plant and Equipment [Line Items]
Shares purchased		186,666
Maximum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful lives			5 years
Minimum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful lives			3 years
Uncollectible Receivables [Member]
Property, Plant and Equipment [Line Items]
Allowance for doubtful accounts			$ 33,000
Before uncollectible receivables				$ 94,270
Uncollectible Receivables [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Allowance for doubtful accounts			$ 10,984